Operating Segment Information (Details) $ in Millions	3 Months Ended						9 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment							2
Revenues:
Revenues	$ 557			$ 474			$ 1,677	$ 1,462
Segment Adjusted EBITDA
Segment adjusted EBITDA	48			17			140	111
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(18)			(18)			(53)	(46)
Interest income	3			3			9	9
Income tax expense	(4)			(3)			(14)	(3)
Depreciation and amortization	(29)			(29)			(89)	(85)
Net income attributable to noncontrolling interests	0			3			2	6
Other adjustments:
Business acquisition and integration expenses	0			0			0	(1)
Gain (loss) on disposition of business/assets	0			6			(2)	4
Certain legal expenses/settlements	(3)			0			(4)	(3)
Amortization of pension and postretirement actuarial losses	(3)			(3)			(9)	(10)
Net plant incident costs	(6)			(2)			(9)	(5)
Restructuring, impairment and plant closing and transition costs	(35)			(13)			(60)	(25)
Net loss	(47)	$ (22)	$ (20)	(39)	$ (17)	$ 8	(89)	(48)
Titanium Dioxide
Revenues:
Revenues	430			343			1,259	1,083
Performance Additives
Revenues:
Revenues	127			131			418	379
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	59			26			176	142
Operating segments | Titanium Dioxide
Revenues:
Revenues	430			343			1,259	1,083
Segment Adjusted EBITDA
Segment adjusted EBITDA	54			21			130	102
Operating segments | Performance Additives
Revenues:
Revenues	127			131			418	379
Segment Adjusted EBITDA
Segment adjusted EBITDA	5			5			46	40
Corporate and other
Segment Adjusted EBITDA
Segment adjusted EBITDA	$ (11)			$ (9)			$ (36)	$ (31)